JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investment	Shares	Value ($)
INVESTMENT COMPANIES — 95.7%
Alternative Assets — 3.6%
JPMorgan Realty Income Fund Class R6 Shares (a)	15,351,300	190,970,169

Fixed Income — 17.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	13,069,165	162,449,720
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	43,398,833	381,909,734
JPMorgan Corporate Bond Fund Class R6 Shares (a)	9,998,742	107,686,451
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,221,249	17,281,314
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	2,117,377	16,388,500
JPMorgan High Yield Fund Class R6 Shares (a)	35,263,685	240,145,698
JPMorgan Managed Income Fund Class L Shares (a)	305,469	3,069,968

Total Fixed Income		928,931,385

International Equity — 33.8%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	26,202,742	459,596,093
JPMorgan International Advantage Fund Class R6 Shares (a)	16,116,685	297,836,339
JPMorgan International Focus Fund Class R6 Shares (a)	23,702,916	546,589,246
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	30,323,678	506,405,417

Total International Equity		1,810,427,095

U.S. Equity — 40.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	19,857,550	619,754,147
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	1,086,547	61,563,754
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	956,856	24,227,595
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,395,510	28,286,990
JPMorgan U.S. Equity Fund Class R6 Shares (a)	29,990,331	535,927,223
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	14,301,731	416,609,424
JPMorgan Value Advantage Fund Class R6 Shares (a)	16,329,768	500,017,496

Total U.S. Equity		2,186,386,629

TOTAL INVESTMENT COMPANIES (Cost $4,253,690,156)		5,116,715,278

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $71,482,807)	71,179,600	71,730,130

	Shares
EXCHANGE-TRADED FUNDS — 1.0%
Alternative Assets — 1.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $62,514,307)	707,048	50,872,104

SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $119,171,018)	119,171,018	119,171,018

Total Investments — 100.2% (Cost $4,506,858,288)		5,358,488,530
Liabilities in Excess of Other Assets — (0.2)%		(9,499,074)

Net Assets — 100.0%		5,348,989,456

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	2,496	12/2020	EUR	93,119,169	(3,767,734)
MSCI Emerging Markets E-Mini Index	2,018	12/2020	USD	109,809,470	(970,338)
Russell 2000 E-Mini Index	1,066	12/2020	USD	80,232,490	847,601
S&P 500 E-Mini Index	956	12/2020	USD	160,106,100	1,243,707
S&P Midcap 400 E-Mini Index	634	12/2020	USD	117,626,020	393,363
U.S. Treasury 10 Year Note	1,448	12/2020	USD	201,996,000	492,622

					(1,760,779)

Short Contracts
DJ US Real Estate Index	(1,243)	12/2020	USD	(38,943,190)	766,614
Euro-Bund	(852)	12/2020	EUR	(174,302,843)	(812,471)
FTSE 100 Index	(1,440)	12/2020	GBP	(108,318,173)	3,056,411

					3,010,554

					1,249,775

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$50,872,104	$—	$—	$50,872,104
Investment Companies	5,116,715,278	—	—	5,116,715,278
U.S. Treasury Obligations	—	71,730,130	—	71,730,130
Short-Term Investments
Investment Companies	119,171,018	—	—	119,171,018

Total Investments in Securities	$5,286,758,400	$71,730,130	$—	$5,358,488,530

Appreciation in Other Financial Instruments
Futures Contracts	$6,800,318	$—	$—	$6,800,318

Depreciation in Other Financial Instruments
Futures Contracts	$(5,550,543)	$—	$—	$(5,550,543)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$50,433,734	$—	$—	$—	$438,370	$50,872,104	707,048	$392,489	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	160,837,557	964,721	—	—	647,442	162,449,720	13,069,165	964,721	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	409,853,900	2,658,712	34,438,608	1,122,372	2,713,358	381,909,734	43,398,833	2,658,712	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	106,190,243	707,491	—	—	788,717	107,686,451	9,998,742	707,492	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	16,774,621	156,058	—	—	350,635	17,281,314	2,221,249	156,057	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	458,769,643	—	44,779,915	(108,232)	45,714,597	459,596,093	26,202,742	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	16,044,438	135,638	—	—	208,424	16,388,500	2,117,377	135,638	—
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	563,884,754	—	26,170,214	4,599,857	77,439,750	619,754,147	19,857,550	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	165,083,457	69,812,055	—	—	5,250,186	240,145,698	35,263,685	2,485,708	—
JPMorgan International Advantage Fund Class R6 Shares (a)	292,103,963	—	8,425,135	(730,119)	14,887,630	297,836,339	16,116,685	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	532,463,978	—	32,605,070	2,713,579	44,016,759	546,589,246	23,702,916	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	503,059,468	12,205,173	25,529,956	(3,623,521)	20,294,253	506,405,417	30,323,678	—	—
JPMorgan Managed Income Fund Class L Shares (a)	3,062,944	7,027	—	—	(3)	3,069,968	305,469	7,027	—
JPMorgan Realty Income Fund Class R6 Shares (a)	187,339,768	730,548	—	—	2,899,853	190,970,169	15,351,300	730,549	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	58,532,288	—	—	—	3,031,466	61,563,754	1,086,547	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	30,866,286	—	11,233,526	5,651,347	(1,056,512)	24,227,595	956,856	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	27,709,367	91,210	—	—	486,413	28,286,990	1,395,510	91,210	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	552,700,024	1,402,562	69,900,320	11,098,813	40,626,144	535,927,223	29,990,331	1,402,562	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	96,434,810	346,139,023	323,402,815	—	—	119,171,018	119,171,018	25,301	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	448,408,958	2,309,550	72,698,379	19,003,965	19,585,330	416,609,424	14,301,731	2,309,548	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	558,702,066	—	78,558,013	(11,250,140)	31,123,583	500,017,496	16,329,768	—	—

Total	$5,239,256,267	$437,319,768	$727,741,951	$28,477,921	$309,446,395	$5,286,758,400		$12,067,014	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.